SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Professional fees	$ 92,766	$ 52,514	$ 153,726	$ 83,319
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Consulting fees	32,100	37,500	64,200	75,000
Management fees	54,000	37,500	108,000	75,000
Professional fees	54,000	30,000	108,000	60,000
Share-based compensation	138,169		209,815	12,129
Related party transactions	$ 278,269	$ 105,000	$ 490,015	$ 222,129